Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes

Note 11 —	Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2011	2010	2009

Current	$47,791	$60,529	$21,361
Deferred	1,251	(19,137)	18,617

	$49,042	$41,392	$39,978

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2011	2010

Deferred tax assets:
Deferred revenue	$40,436	$37,304
Employee compensation and benefits	65,320	66,804
Intangible assets, computer software and intellectual property	16,882	21,184
Net operating loss carryforwards	136,940	144,830
Other	92,412	63,358

Total deferred tax assets	351,990	333,480
Valuation allowances(1)	(137,836)	(106,743)

Total deferred tax assets, net	214,154	226,737

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(36,640)	(37,521)
Intangible assets, computer software and intellectual property	(106,408)	(111,423)
Managed services costs	(11,110)	(13,898)
Other	(23,674)	(18,819)

Total deferred tax liabilities	(177,832)	(181,661)

Net deferred tax assets	$36,322	$45,076

(1)	Subsequent releases of the valuation allowance will be recognized through earnings.

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2011	2010	2009

Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	12	11	11

Effective income tax rate	12%	11%	11%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

During fiscal 2011, the net increase in valuation allowances was $31,093, which related to the uncertainty of realizing tax benefits primarily for net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. Of the increase, $12,625 was charged to other accounts, primarily goodwill in connection with a 2011 immaterial acquisition, with the remainder recorded to earnings. As of September 30, 2011, the Company had net operating loss carryforwards of $485,199, of which $152,738 have expiration dates through 2031 and the remainder do not expire.

During fiscal 2010, the net increase in valuation allowances was $23,963, which related to the uncertainty of realizing tax benefits primarily for net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. Of the increase, $10,541 was charged to other accounts, primarily goodwill in connection with 2010 immaterial acquisitions, with the remainder recorded to earnings. As of September 30, 2010, the Company had net operating loss carryforwards of $520,098, of which $159,682 have expiration dates through 2029 and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2011	2010

Balance at beginning of fiscal year	$118,662	$103,304
Additions based on tax positions related to the current year	19,849	19,883
Additions for tax positions of prior years(1)	3,548	19,832
Settlements with tax authorities	(5,231)	(20,703)
Lapse of statute of limitations	(3,967)	(3,654)

Balance at end of fiscal year	$132,861	$118,662

(1)	Additions for tax positions of prior years in fiscal 2010, primarily relates to immaterial acquisitions in fiscal 2010.

The total amount of unrecognized tax benefits, which includes interest and penalties, was $132,861 as of September 30, 2011, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2011, the Company has accrued $17,973 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $2,403 was recognized in the statement of income in fiscal 2011. As of September 30, 2010, the Company has accrued $15,570 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $880 was recognized in the statement of income in fiscal 2010.

The Company is currently under audit in several jurisdictions for the tax years 2005 and onwards. Timing of the resolution of audits is highly uncertain and therefore the Company generally cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

Within the next 12 months the Company believes that the amount of unrecognized tax benefits will increase in the ordinary course of business. In addition it is reasonably possible that the amount of unrecognized tax benefits will decrease by $14,230 as a result of lapse of statute of limitations in jurisdictions in which the Company operates.